Risks Arising From Financial Instruments - Additional Information (Detail)	1 Months Ended		12 Months Ended			72 Months Ended
	Jan. 31, 2018 USD ($)	Sep. 30, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative position positive pre-tax impact on equity reserves			$ 587,000,000	$ 639,000,000	$ 774,000,000	$ 587,000,000
Amount of exposure equivalent to shares hedged			$ 14,454,000,000	19,679,000,000		14,454,000,000
Description of methods to use sensitivity analysis is assessed			Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018.Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Currency transactional risk impact on consolidated profit before taxes			$ 76,000,000	142,000,000	$ 112,000,000
Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net			632,000,000	1,669,000,000		632,000,000
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net			$ 9,773,000,000	$ 7,424,000,000		9,773,000,000
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares sold	30.00%
Consideration received	$ 900,000,000
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest	55.00%		85.00%	55.00%
Call Options [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability			$ 0			0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged			92,400,000			92,400,000
Loss recognized in the profit or loss			$ 3,500,000,000
Cash inflow (out flow) from reset of derivative contracts to market prices						$ 2,900,000,000
Reasonable possible volatility rate			22.03%	15.68%	22.84%	22.03%
Positive/negative impact on profit before tax			$ 1,345,000,000	$ 1,422,000,000	$ 2,236,000,000	$ 1,345,000,000
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss			1,800,000,000
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities			$ 7,038,000,000			7,038,000,000
Proportion of company's financial liabilities			6.40%
Higher/lower interest expense			$ 8,000,000	12,000,000	23,000,000
Higher/lower interest income			60,000,000	(81,000,000)	$ (53,000,000)
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities			$ 114,000,000			114,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description			There was no significant concentration of credit risks with any single counterparty per 31 December 2018 and no single customer represented more than 10% of the total revenue of the group in 2018.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer			10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability			$ 632,000,000	$ 1,700,000,000		$ 632,000,000
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount			1,000,000,000			1,000,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		500,000,000
Interest rate percentage		4.00%
Maturity period		September 2025
Major business combination [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares sold	30.00%
Consideration received	$ 900,000,000
Ownership interest	85.00%
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss			$ 873,000,000
SABMiller Group [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss			$ 849,000,000